Description of Business, and Basis of Presentation and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about intangible assets [abstract]
Summary of Estimated Useful Lives	Estimated useful lives are as follows:

Useful life - years
Trademark	2
Database	5 - 7
Software	5
Customer portfolio	10
Non-compete agreement	15